NOTES AND LOANS PAYABLE (Details Narrative) - USD ($)				12 Months Ended
	Jun. 11, 2024	Apr. 24, 2024	Jun. 02, 2020	Dec. 31, 2025	Dec. 31, 2024	Oct. 02, 2025	Dec. 27, 2024	Sep. 29, 2023
Debt Instrument [Line Items]
Principal for SBA loan				$ 535,000
Line of credit payment description				(i) if the Company raises at least $5 million but less than $6 million in its planned underwritten public offering (the “Offering”), then it must pay $250,000 on the closing date of the Offering, with payments of $125,000, $125,000 and $35,000 to follow on the 90th, 180th, and 240th days following the closing of the Offering, respectively; (ii) if the Company raises at least $6 million but less than $7 million in the Offering, then it must pay $390,000 on the closing date of the Offering and $145,000 on the 90th day following the closing of the Offering; and (iii) if the Company raises at least $7 million in the Offering, then it must repay the entire principal amount on the closing date of the Offering. If the Offering is not completed by August 15, 2024, then the Company is required to pay $25,000 on such date and to continue making payments of $25,000 on each monthly anniversary thereof until the entire principal amount is repaid in full. Notwithstanding the foregoing, if the Company abandons the Offering and conducts a new public offering thereafter, then the Company is required to make a payment of $100,000 on the closing date of such other public offering, a second payment of $100,000 on the 90th day following the closing of such offering and $35,000 each month thereafter until the entire principal amount is repaid in full.
Debt extinguishment and a gain on settlement				$ 0	$ 78,834
Payment of outstanding principal balance				300,000	125,000
Notes payable outstanding				110,000	410,000
Notes payable related party				1,085,703	0
Accrued interest				1,636
Line of credit maximum borrowing capacity	$ 11,000,000	$ 8,000,000				$ 23,000,000	$ 15,000,000	$ 4,500,000
Discount fee		2.25%
Commitment fee		$ 10,000
Secured borrowings				17,209,908	8,645,991
Line of credit remaining borrowing capacity				5,790,092	6,354,009
Interest accrued related to line of credit				673,267	315,031
Loans And Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable outstanding				10,989	10,989
Accrued interest				10,188	8,869
SBA Loan [Member]
Debt Instrument [Line Items]
Principal for SBA loan			$ 150,000
Accrued interest				0	0
Interest rate			3.75%
Loan payable, outstanding				$ 143,558	$ 142,916
Series R Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of stock, shares	165
Principal for SBA loan	$ 535,000